Long-term provisions - Expected timing of future cash flows and Business segmentation (Details) - ZAR (R) R in Millions	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Provisions
Total provisions	R 17,361	R 22,905
Short-term portion	(1,197)	(1,048)
Long-term provisions	16,164	21,857	R 17,622
Estimated undiscounted obligation	92,109	96,033
Within one year
Provisions
Total provisions	1,197	1,048
One to five years
Provisions
Total provisions	5,287	5,324
More than five years
Provisions
Total provisions	R 10,877	R 16,533